Shareholders' Equity - Disclosure of detailed information about change in restricted share units outstanding (Details) - Restricted Share Units - Share	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period (in shares)	1,420,000	1,219,500
Restricted share units vested (in shares)	(365,500)	(241,750)
Restricted share units forfeited (in shares)	(104,500)	(77,750)
Restricted share units granted (in shares)	562,000	520,000
Restricted share units, end of period (in shares)	1,512,000	1,420,000